Fair Value Measurement	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820.  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The Company has certain liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States, as described below.

The Company issued 1,068 warrants in connection with the May 10, 2012 PIPE. Each warrant has a sale price of $8,800 and is exercisable into 1 share of common stock at a price of $12,800 over a term of three years. Further, the exercise price of the warrants is subject to "down round" protection, whereby any issuance of shares at a price below the current price resets the exercise price equal to a the price of newly issued shares (the "Warrants"). In connection with the PIPE Exchanges on September 16, 2013, the exercise price of the Warrants was reset to $2. The fair value of such warrants has been determined utilizing the Binomial Lattice Model in accordance with ASC 820-10, Fair Value Measurements. The fair value of the warrants when issued was $5,281. On September 16, 2013, 341 warrants were exchanged in connection with the PIPE Exchanges. The remaining 14,545 warrants were marked to market as of September 30, 2016 and 2015 to a fair value of $10 and $10, respectively. The Company recorded gains/(losses) of $0 and $(5) to other income, net in the Consolidated Statements of Operations for the nine months ended September 30, 2016 and 2015, respectively. The fair value of the warrant is classified as a long-term liability on the Consolidated Balance Sheets as of September 30, 2016, due to the Company's intention to retire a significant portion of these warrants in its next round of financing. The Company's warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

On February 8, 2016, the Company received Perk warrants as part of the consideration in the sale of the Viggle business. The carrying amount of Perk warrants held is marked-to-market on a quarterly basis using the Monte Carlo valuation model, in accordance with ASC 820-10, Fair Value Measurements. The changes to fair value are recorded in the Consolidated Statement of Operations. The fair value of the warrants when issued was $1,023. The warrants were marked to market as of September 30, 2016 to a fair value of $1,091. The Company recorded a loss of $503 to other expense, net in the Consolidated Statements of Operations for the three months ended September 30, 2016. The fair value of the warrant was classified as an other asset on the Consolidated Balance Sheet as of June 30, 2016. The Perk warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

In February 2016, the Company received 1,370,000 shares of Perk stock, which is publicly traded on the Toronto Stock Exchange, as part of the consideration in the sale of assets described in the Perk Agreement. These securities are short-term marketable securities, and have been classified as "available-for-sale" securities. Pursuant to ASC 320-10, "Investments - Debt and Equity Securities" the Company's marketable securities are marked to market on a quarterly basis, with unrealized gains and losses recorded in equity as Other Comprehensive Income/Loss.

On September 30, 2016, the Company sold to Perk the remaining shares (1,013,068) of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. The execution of the Securities Purchase Agreement and closing were simultaneous. In connection with the sale of the Perk shares, the warrants for additional shares and the right to the Earn-Out Shares, the Company recorded a loss of $2,193 in the Other Expense line item of the Consolidated Statements of Operations for the three months ended September 30, 2016.

As discussed in Note 6, Acquisitions, the Company purchased Rant on July 12, 2016. In conjunction with the Rant acquisition, the Company delivered a Secured Convertible Note to Rant in the amount of $3,000 and issued 4,435 of Series E Convertible Preferred Stock. In accordance with ASC 820, the Company had the Secured Convertible Note and Series E Preferred Stock fair valued at the acquisition date. The fair value of the Rant Note was $3,500 and the fair value of the Series E Preferred Stock was $7,600. The Rant Note and Series E Preferred Stock were recorded at their acquisition date fair values with a corresponding charges to goodwill in the Consolidated Balance Sheets at September 30, 2016.

On July 12, 2016, the Company closed the Private Placement of $4,444 principal amount of the Debentures and Warrants. The Debentures and Warrants were fair valued at the Private Placement closing date. The fair value of the Conversion feature was $1,856 and the fair value of the Warrants was $1,500. The Conversion feature and Warrants were recorded at the Private Placement closing date fair values with corresponding charges to debt discount of $1,856 for the Debentures and $1,500 for the Warrants in the Consolidated Balance Sheets at September 30, 2016.

On August 22, 2016, the Company and SIC III, SIC IV, SIC VI entered into an Note Exchange Agreement pursuant to which $30,175, which represents all of the outstanding principal and accrued interest of certain notes held by SIC III, SIC IV, and SIC VI other than $900 of debt held by SIC IV pursuant to that certain Line of Credit Grid Note dated as of June 11, 2015, was exchanged for 30,175 shares of the Company’s Series C Convertible Preferred Stock at an exchange price of $1,000 per share. The Series C Convertible Preferred Stock was fair valued at the exchange date, August 22, 2016, and determined to be $28,500. The Series C Convertible Preferred Stock was recorded at the exchange date fair value with a corresponding charge to additional paid-in capital of $1,675 in the Consolidated Balance Sheets at September 30, 2016.

Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

On a nonrecurring basis, the Company uses fair value measures when analyzing asset impairment. Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined such indicators are present and the review indicates that the assets will not be fully recoverable, based on undiscounted estimated cash flows over the remaining amortization periods, their carrying values are reduced to estimated fair value. Measurements based on undiscounted cash flows are considered to be Level 3 inputs. During the fourth quarter of each year, the Company evaluates goodwill and indefinite-lived intangibles for impairment at the reporting unit level. For each acquisition, the Company performed a detailed review to identify intangible assets and a valuation is performed for all such identified assets. The Company used several market participant measurements to determine estimated value. This approach includes consideration of similar and recent transactions, as well as utilizing discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, among other methods. The amounts allocated to assets acquired and liabilities assumed in the acquisitions were determined using Level 3 inputs. Fair value for property and equipment was based on other observable transactions for similar property and equipment. Accounts receivable represents the best estimate of balances that will ultimately be collected, which is based in part on allowance for doubtful accounts reserve criteria and an evaluation of the specific receivable balances.

Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the reporting units retained. The relative fair value of each reporting unit is established using discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, or other applicable valuation methods, which are considered to be Level 3 inputs.

The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2016	$648
Unrealized losses for the period included in other income (expense), net	(503)
Sale of Perk warrants	(145)
Balance at September 30, 2016	$—

As noted above, on September 30, 2016, the Company sold to Perk the remaining shares of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. In connection with the sale of the Perk shares, the warrants for additional shares and the right to the Earn-Out Shares, the Company recorded a loss of $2,193 in the Other Expense line item of the Consolidated Statements of Operations for the three months ended September 30, 2016.

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2016	$10
Additions to Level 3	—
Balance at September 30, 2016	$10

Fair Value Measurement

The Company values its assets and liabilities using the methods of fair value as described in ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820").  ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  The three levels of fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counter-party credit risk in its assessment of fair value.  Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The Company has certain assets and liabilities that are required to be recorded at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States, as described below.

The Company issued 1,068 warrants in connection with the May 10, 2012 PIPE. Each warrant has a sale price of $8,800 and is exercisable into 1 share of common stock at a price of $12,800 over a term of three years. Further, the exercise price of the warrants is subject to "down round" protection, whereby any issuance of shares at a price below the current price resets the exercise price equal to a the price of newly issued shares (the "Warrants"). In connection with the PIPE Exchanges the exercise price of the Warrants was reset to $1,840 on September 16, 2013. The fair value of such warrants has been determined utilizing the Binomial Lattice Model in accordance with ASC 820-10. The fair value of the warrants when issued was $5,281 and was $443 as of June 30, 2013. 341 warrants were exchanged on September 16, 2013. The remaining 727 warrants were marked to market as of June 30, 2016 and 2015 to a fair value of $10 and $10, respectively. The Company recorded gains of $0 and $5 to other income, net in the Consolidated Statements of Operations for the years ended June 30, 2016 and June 30, 2015, respectively. The fair value of the warrant is classified as a long term liability on the Consolidated Balance Sheet as of June 30, 2016. The Company's warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

The Company originally estimated the fair value of contingent consideration for the acquisition of Choose Digital to be $2,570. On June 24, 2015, the Company determined that the maximum amount of consideration of $4,792 should be recorded. As such, the Company adjusted the original estimate of consideration of $2,570 to a final value of $4,792. The increase of $2,222 is recorded as an expense and included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations for the year ended June 30, 2015. The fair value of the contingent consideration is no longer classified as a Level 3 input and the obligation is presented in accounts payable and accrued expenses on the Consolidated Balance Sheets at June 30, 2016 and 2015.

On February 8, 2016, the Company received Perk warrants as part of the consideration in the sale of the Viggle business. The carrying amount of Perk warrants held is marked-to-market on a quarterly basis using the Monte Carlo valuation model, in accordance with ASC 820. The changes to fair value are recorded in the income statement. The fair value of the warrants when issued was $1,023. The warrants were marked to market as of June 30, 2016 to a fair value of $648. The Company recorded a loss of $376 to other income, net in the Consolidated Statements of Operations for the year ended June 30, 2016. The fair value of the warrant is classified as an other asset on the Consolidated Balance Sheets as of June 30, 2016. The Perk warrants were classified as a Level 3 input within the fair value hierarchy because they were valued using unobservable inputs and management's judgment due to the absence of quoted market prices and inherent lack of liquidity.

In February 2016, the Company received 1,370,000 shares of Perk stock, which is publicly traded on the Toronto Stock Exchange, as part of the consideration in the sale of assets described in the Perk Agreement. These securities are short-term marketable securities, and have been classified as "available-for-sale" securities. Pursuant to ASC 320-10, "Investments - Debt and Equity Securities" the Company's marketable securities are marked to market on a quarterly basis, with unrealized gains and losses recorded in equity as Other Comprehensive Income/Loss.

The cost and market value of the Perk shares at June 30, 2016 were as follows:

	June 30, 2016
	Cost	Market
Current:
Perk shares	$2,708	$2,495
Total	$2,708	$2,495

The cost of the Perk shares of $2,708 represents the fair value of the shares on the issuance date, February 8, 2016. The market value of the Perk shares of $2,495 represents the fair value of the stocks on June 30, 2016. The gross unrealized loss was $361 and the foreign exchange gain was $148 for the year ended June 30, 2016, respectively.

On September 30, 2016, the Company simultaneously entered into a Securities Purchase Agreement with Perk, and closed the sale to Perk of the remaining shares of Perk common stock, warrants, and right to be issued additional shares of common stock (under certain conditions) received as consideration under the closing of the Perk Agreement (see Note 16, Subsequent Events).

Non-financial Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

On a nonrecurring basis, the Company uses fair value measures when analyzing asset impairment. Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined such indicators are present and the review indicates that the assets will not be fully recoverable, based on undiscounted estimated cash flows over the remaining amortization periods, their carrying values are reduced to estimated fair value. Measurements based on undiscounted cash flows are considered to be Level 3 inputs. During the fourth quarter of each year, the Company evaluates goodwill and indefinite-lived intangibles for impairment at the reporting unit level. For each acquisition, the Company performed a detailed review to identify intangible assets and a valuation is performed for all such identified assets. The Company used several market participant measurements to determine estimated value. This approach includes consideration of similar and recent transactions, as well as utilizing discounted expected cash flow methodologies, and/or revenue or earnings before interest, taxes, depreciation and amortization ("EBITDA") multiples, among other methods. The amounts allocated to assets acquired and liabilities assumed in the acquisitions were determined using Level 3 inputs. Fair value for property and equipment was based on other observable transactions for similar property and equipment. Accounts receivable represents the best estimate of balances that will ultimately be collected, which is based in part on allowance for doubtful accounts reserve criteria and an evaluation of the specific receivable balances.

Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the reporting units retained. The relative fair value of each reporting unit is established using discounted expected cash flow methodologies, and/or revenue or EBITDA multiples, or other applicable valuation methods, which are considered to be Level 3 inputs.

The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)
Balance at July 1, 2015	$—
Perk warrants	1,023
Unrealized losses for the period including in other income (expense), net	(375)
Balance at June 30, 2016	$648

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs: (level 3):

(in thousands)
Balance at July 1, 2015	$10
Additions to Level 3	—
Balance at June 30, 2016	$10